AMERICAN EXPRESS Financial Direct


Strategist Income Fund, Inc.

1998 Annual Report


                                   Strategist Government Income Fund

                                          Strategist High Yield Fund

                                      Strategist Quality Income Fund

Table of contents

From the portfolio managers                                         1
The Funds' long-term performance                                    7
Independent auditors' report (Strategist Income Fund, Inc.)        11
Financial statements (Strategist Income Fund, Inc.)                12
Notes to financial statements (Strategist Income Fund, Inc.)       17
Federal income tax information (Strategist Income Fund, Inc.)      24
Independent auditors' report (Government Income Portfolio)         27
Financial statements (Government Income Portfolio)                 28
Notes to financial statements (Government Income Portfolio)        31
Investments in securities (Government Income Portfolio)            35
Independent auditors' report (High Yield Portfolio)                44
Financial statements (High Yield Portfolio)                        45
Notes to financial statements (High Yield Portfolio)               48
Investments in securities (High Yield Portfolio)                   52
Independent auditors' report (Quality Income Portfolio)            89
Financial statements (Quality Income Portfolio)                    90
Notes to financial statements (Quality Income Portfolio)           93
Investments in securities (Quality Income Portfolio)               97

From the portfolio manager

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

Continued low inflation led to an overall decline in interest rates and, in turn, higher bond prices during the past 12 months. Taking advantage of the positive trend, Strategist Government Income Fund generated a one year average annualized return of 9.0%.

Despite periodic concern on the part of some investors that ongoing economic growth would soon send consumer prices higher, inflation remained remarkably subdued throughout the period. The result was that, aside from a temporary run-up last summer, interest rates worked their way lower through early January. True to their nature, bond prices responded by moving higher. The rally stalled over the final months of the period, though, as investors worried that it wouldn't be long before continued wage increases and a still-strong economy might push inflation higher.

Treasury bonds benefit

I kept the Portfolio's assets largely divided between short- and intermediate-term U.S. Treasury bonds and mortgage-backed bonds issued by agencies of the federal government. Although both sectors provided the Fund with positive performance, the prices of the Treasury investments benefited most from the decline in interest rates. (Conversely, when rates are stable or rising slightly, mortgage-backed bonds perform better because homeowners are less likely to refinance their mortgages.)

As for changes to the Portfolio, I reduced holdings among mortgage-backed securities and shifted more money into Treasury securities, some of it in the form of options. In addition, I gradually lowered the level of cash reserves in the Portfolio, putting that money to work in longer-term securities that earned a better return.

`Futures' used as hedge

The only notable negative for the Portfolio was its investments in interest-rate futures contracts -- a form of derivative investments -- which produced a loss early in the period. I employ these "futures" to help insulate the Fund from the effect of sharp moves in interest rates, rather than as a speculative investment strategy.

As we begin a new fiscal year, the bond market continues to benefit from a low rate of inflation, a federal budget surplus, a strong dollar and the possibility of slower economic growth because of the weakness in many Asian markets. All in all, it's an environment that should keep downward pressure on interest rates, which is positive for bond values.

From the portfolio manager

(picture of) Jack Utter
Jack Utter
Portfolio manager

Supported by a sound economy and an overall decline in long-term interest rates, high-yield bonds performed very well during the past 12 months. Strategist High Yield Fund's results reflected the favorable conditions, as it generated an average annual total return of 14.0%.

The period got off to a good start as ongoing reports of well-behaved inflation led to a decline in long-term interest rates. (Although the prices of high-yield bonds react less to interest-rate changes than other bond classes, the interest-rate downturn boosted the value of the Fund's holdings and clearly benefited performance.) Apart from a brief run-up last August, long-term rates generally followed a downward path through the end of 1997 before leveling off over the final five months of the period.

Economy provides support

The economy also worked in high-yield bonds' favor, as it continued to grow at a relatively brisk pace. (An expanding economy benefits high-yield bonds because it is expected that the companies that issue the bonds will enjoy improved business and, consequently, find it easier to make their interest and principal payments. Therefore, investors are willing to pay higher prices for the bonds.) Moreover, investors' appetite for above-average yield remained healthy over the period, evidenced by the fact that buyers readily absorbed a substantial supply of new bonds.

The only notable negative for the high-yield market came late in 1997, when financial crises in several emerging markets prompted some investors to move out of high-yield bonds in general and into U.S. Treasury bonds. This "flight to quality" drove down high-yield prices for a brief period. In addition, the small amount of emerging market bonds in the Portfolio also had a modestly negative effect on performance during that time, but those securities subsequently rebounded in the spring.

B bonds boost yield

During the 12 months, I continued my longstanding strategy of owning more B-rated bonds than is common for most high-yield funds. (B is one grade below a BB rating, which is the top in the below-investment-grade category.) Thanks to thorough securities research, the Fund enjoyed the greater yield that B-rated bonds provide while experiencing relatively few credit problems. I also maintained a low level (about 2%) of cash reserves in the Portfolio. This also enhanced performance, as high-yield bonds generated a far-better return than cash-equivalent investments.

Looking to the current fiscal year, conflicting factors are at work in the high-yield market. Although the economy continues to chug along and inflation is still low, corporate earnings appear to be weakening and the supply of bonds remains quite large. In addition, there's some concern that the Federal Reserve will raise interest rates before the year is out. In the end, while I think high-yield issues will perform relatively well, I expect their return may be less generous than in recent years.

From the portfolio manager

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

A decline in long-term interest rates provided the foundation for a very productive fiscal year for Strategist Quality Income Fund. The Portfolio generated a total average annualized return of 10.3%.

Despite a continuation of solid economic growth and rising employment figures -- two factors that typically put upward pressure on consumer prices -- inflation remained remarkably tame throughout the period. That fact, complemented by an appreciation in the dollar's value versus major foreign currencies and an ongoing decline in the federal deficit, persuaded the Federal Reserve to hold off on raising short-term interest rates.

Rates come down

Against that positive backdrop, long-term interest rates followed an overall downward path through early January, driving up bond values in the process. From that point, the market fluctuated in a narrow range, as investors weighed the conflicting factors of a still-strong economy and low unemployment versus ongoing reports of low inflation and a possible economic downturn related to the Asian financial crisis.

As for the Portfolio's performance, its two largest areas of investment -- U.S. government and investment-grade, or high-quality, corporate bonds -- performed well during the 12 months. This was especially true of its investments in long-term Treasury bonds, whose values are highly sensitive to interest-rate fluctuations. Holdings among mortgage-backed bonds issued by government agencies also performed positively, but contributed more to the Portfolio's dividend than its net asset value gain. Foreign bonds, a relatively small area of investment for the Portfolio and all denominated in U.S. dollars, were hurt during last fall's financial crisis overseas, but rebounded during the spring.

Longer duration

As for changes to the Portfolio, to take advantage of the interest-rate decline, I lengthened its duration. (A function of the average maturity of the bonds in the Portfolio, duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Portfolio responded quite positively. I also reduced the Portfolio's cash reserves, putting the proceeds into bonds, which provided a far better return.

My positive outlook has changed little from six months ago. Inflation remains low; the federal budget deficit continues to be under control; the dollar is still strong versus major foreign currencies; and the problems in Asia may well restrain economic growth here at home. All of those factors work in bonds' favor by keeping long-term interest rates in a stable-to-declining pattern, which in turn helps bond prices and the Portfolio.

The Fund's long-term performance

        How your $10,000 has grown in Strategist Government Income Fund

Average annual total return
(as of May 31, 1998)                  Lehman Aggregate
                                         Bond Index
1 year    5 years   10 years
+9.04%    +6.30%    +7.67%

                                                                     $11,733
                                        Merrill Lynch 1-5 Year       Strategist
                                        Government Index             Government
                                                                     Income Fund

$10,000

6/30/96   8/31/96   11/30/96  2/28/97   5/31/97   8/31/97   11/30/97  2/28/98   5/31/98

Assumes: Holding period from 6/30/96 to 5/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,590. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch 1 to 5 year Government Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, IDS Federal Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Government Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Merrill Lynch 1 to 5 year Government Index is made up of an unmanaged representative list of government bonds. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

            How your $10,000 has grown in Strategist High Yield Fund

Average annual total return
(as of May 31, 1998)          Merrill Lynch
                              High Yield Bond Index
1 year    5 years   10 years
+14.02%   +10.86%   +10.81%

                                                                      $12,702
                                                                      Strategist
                                        Lehman Aggregate              High Yield
                                        Bond Index                    Fund

$10,000


6/30/96   8/31/96   11/30/96  2/28/97   5/31/97   8/31/97   11/30/97  2/28/98   5/31/98

Assumes: Holding period from 6/30/96 to 5/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,007. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Aggregate Bond Index and the Merrill Lynch High Yield Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, IDS Extra Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to High Yield Portfolio. The performance information, prior to June 10, 1996, in the total return table represents Performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

            How your $10,000 has grown in Strategist Quality Income Fund

Average annual total return
(as of May 31, 1998)

1 year    5 years   10 years
+10.30%   +7.25%    +9.32%

                                                                      $11,946
                                                                      Strategist
                                        Lehman Aggregate          Quality Income
                                        Bond Index                    Fund

$10,000


6/30/96   8/31/96   11/30/96  2/28/97   5/31/97   8/31/97   11/30/97  2/28/98   5/31/98

Assumes: Holding period from 6/30/96 to 5/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,444. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, IDS Selective Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Quality Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Federal income tax information

The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Strategist Government Income Fund

Fiscal year ended May 31, 1998

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                    Per share
June 27, 1997                                   $0.02610
July 28, 1997                                    0.02774
Aug. 28, 1997                                    0.02983
Sept. 26, 1997                                   0.02894
Oct. 29, 1997                                    0.03334
Nov. 26, 1997                                    0.02557
Dec. 26, 1997                                    0.07845
Jan. 29, 1998                                    0.02894
Feb. 27, 1998                                    0.02522
March 27, 1998                                   0.02370
April 29, 1998                                   0.02928
May 28, 1998                                     0.02421
Total                                           $0.38132

Capital gain distribution
taxable as long-term capital gain.

Payable date                                    Per share
Dec. 26, 1997                                   $0.00016
Total distributions                             $0.38148

The distribution of $0.07861 per share, payable Dec. 26, 1997, consisted of $0.02663 derived from net investment income, $0.05182 from net short-term capital gains (total of $0.07845 taxable as dividend income) and $0.00016 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.00016 and 20% - $0.00000.

Strategist High Yield Fund
Fiscal year ended May 31, 1998

Income distributions taxable as dividend income, 7.10% qualifying for deduction by corporations.

Payable date                                    Per share
June 27, 1997                                   $0.03200
July 28, 1997                                    0.03000
Aug. 28, 1997                                    0.02950
Sept. 26, 1997                                   0.03048
Oct. 29, 1997                                    0.03050
Nov. 26, 1997                                    0.03049
Dec. 26, 1997                                    0.03607
Jan. 29, 1998                                    0.03002
Feb. 27, 1998                                    0.03100
March 27, 1998                                   0.03200
April 29, 1998                                   0.03200
May 28, 1998                                     0.05391

Total                                           $0.39797

Capital gain distribution taxable as long-term capital gain.

Payable date                                    Per share
Dec. 26, 1997                                   $0.00320

Total distributions                             $0.40117

The distribution of $0.03927 per share, payable Dec. 26, 1997, consisted of $0.03449 derived from net investment income, $0.00158 from net short-term capital gains (total of $0.03607 taxable as dividend income) and $0.00320 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.00000 and 20% - $0.00320.

Strategist Quality Income Fund
Fiscal year ended May 31, 1998

Income distributions taxable as dividend income, 0.80% qualifying for deduction by corporations.

Payable date                                    Per share
June 26, 1997                                   $0.05307
July 25, 1997                                    0.04942
Aug. 27, 1997                                    0.05551
Sept. 25, 1997                                   0.05180
Oct. 28, 1997                                    0.05272
Nov. 25, 1997                                    0.04435
Dec. 26, 1997                                    0.08566
Jan. 28, 1998                                    0.05294
Feb. 26, 1998                                    0.04666
March 26, 1998                                   0.04739
April 28, 1998                                   0.05509
May 27, 1998                                     0.04743

Total                                           $0.64204

Capital gain distribution taxable as long-term capital gain.

Payable date                                    Per share
Dec. 26, 1997                                   $0.02328

Total distributions                             $0.66532

The distribution of $0.10894 per share, payable Dec. 26, 1997, consisted of $0.05008 derived from net investment income, $0.03558 from net short-term capital gains (a total of $0.08566 taxable as dividend income) and $0.02328 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.02328 and 20% - $0.00000.

The  financial   statements   contained  in   Post-Effective   Amendment  #3  to
Registration Statement No. 33-60323 filed on or about July 29, 1998, are incorporated herein by reference.